1. Organisation and principal activities (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Euro Tech (Far East) Limited
Percentage of equity ownership	100.00%
Euro Tech (China) Limited
Percentage of equity ownership	100.00%
ChinaH2O.com Limited
Percentage of equity ownership	100.00%
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership	100.00%
Shanghai Euro Tech Limited
Percentage of equity ownership	100.00%
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership	100.00%
Chongqing Euro Tech Rizhi Technology Co., Ltd
Percentage of equity ownership	100.00%
Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd
Percentage of equity ownership	100.00%
Guangzhou Euro Tech Environmental Equipment Co., Ltd
Percentage of equity ownership	100.00%
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership	58.00%
Pact Asia Pacific Limited
Percentage of equity ownership	58.00%
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership	20.00%
Zhejaing Jia Huan Electronic Co. Ltd
Percentage of equity ownership	20.00%
Hangzhou Tianlan Environmental Engineering and Design Company Limited | ZHEJIANG
Percentage of equity ownership	100.00%	100.00%
Hangzhou Tianlan Environmental Protection Equipments Company Limited | ZHEJIANG
Percentage of equity ownership	51.00%	51.00%
Shihezi Tianlan Environmental Protection Technology Company Limited | ZHEJIANG
Percentage of equity ownership	100.00%	100.00%